SUPPLEMENT DATED MAY 11, 2007 TO THE PROSPECTUS
                              DATED APRIL 30, 2007

                          JNLNY(R) VARIABLE FUND I LLC

Please note that the changes apply to your variable annuity product(s).

On page 27, the chart should be deleted in its entirety and replaced with the following:

-------------------------------------------------------------------------------------------------------------
                   Nasdaq(R) 15 Strategy      Value Line(R) 25    DowSM Dividend
                           (NY)                 Strategy (NY)       Strategy (NY)     S&P 24(R) Strategy(NY)
-------------------------------------------------------------------------------------------------------------
                              Hypothetical Returns              Hypothetical Returns  Hypothetical Returns
                                   (1987-2004)                      (1992-2006)            (1987-2006)

                             Historical Performance
                                   (2005-2006)
                                                                The fund commenced
                                                                   operations on       The funds commenced
                   The funds commenced operations on 10/04/04        1/17/2006       operations on 5/01/2006
       1987              18.61%                  14.97%                    -%                  8.45%
       1988               7.84%                   6.62%                    -%                 16.34%
       1989              44.48%                  42.31%                    -%                 32.45%
       1990              -6.51%                   6.19%                    -%                  4.50%
       1991              88.33%                  64.00%                    -%                 45.32%
       1992               4.54%                   5.55%                16.70%                  0.96%
       1993              31.11%                  11.84%                23.66%                 12.37%
       1994               0.97%                   2.77%                -2.10%                  4.19%
       1995              60.32%                  43.36%                44.24%                 47.11%
       1996              26.78%                  44.22%                27.22%                 18.45%
       1997              33.91%                  39.60%                37.57%                 33.74%
       1998             104.55%                  92.25%                -2.87%                 51.56%
       1999             101.86%                 100.26%                -3.17%                 48.32%
       2000             -20.47%                 -19.62%                21.46%                  9.49%
       2001             -33.72%                   0.01%                28.98%                -16.46%
       2002             -27.09%                 -20.22%                -2.45%                 -5.29%
       2003              32.26%                  43.15%                38.46%                 26.34%
       2004               2.25%                  15.39%                14.87%                 18.27%
                  ==============================================
       2005              -0.92%                  39.00%                 4.61%                 -0.88%
       2006               4.55%                  -1.51%                23.57%                  5.81%
-------------------------------------------------------------------------------------------------------------
                      2 Year Historical Annualized Returns
                                   (2005-2006)
                  ----------------------------------------------
                          1.78%                 17.00%
                  ----------------------------------------------
                     18 Year Hypothetical Annualized Returns
                                   (1987-2004)
                  ----------------------------------------------
                          19.92%                23.30%
                  ----------------------------------------------

                            20 Year Annualized Returns            15 Year Annualized    20 Year Annualized
                 (Combined hypothetical and historical returns)   Hypothetical Return   Hypothetical Returns
                                   (1987-2006)                         (1992-2006)          (1987-2006)
                  -------------------------------------------------------------------------------------------
                          17.97%                22.65%                 17.00%                16.53%
-------------------------------------------------------------------------------------------------------------

This Supplement is dated May 11, 2007.

(To be used with NV3174CE Rev.  05/07,  NV4224 Rev.  05/07,  NV5526 Rev.  05/07,
NV5869 Rev. 05/07, and NV5890 Rev. 05/07)

                                                                   NV6139 05/07